Non-current receivables (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of non-current receivables

(in thousands of USD)	December 31, 2019	December 31, 2018
Shareholders loans to joint ventures	60,379	28,665
Derivatives	—	7,930
Other non-current receivables	2,094	2,062
Lease receivables	8,609	—
Investment	1	1
Total non-current receivables	71,083	38,658

Schedule of non-current receivables by contractual maturity date
The maturity date of the non-current receivables is as follows:

(in thousands of USD)	December 31, 2019	December 31, 2018
Receivable:
Within two years	1,959	7,206
Between two and three years	2,076	—
Between three and four years	2,278	725
Between four and five years	38,754	541
More than five years	26,016	30,186
Total non-current receivables	71,083	38,658